Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 CAD ($)
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Beginning balance	$ 875
Liabilities Incurred	5
Liabilities Settled	(20)
Change in Discount Rate	310
Unwinding of Discount on Decommissioning Liabilities (Note 4)	28
Foreign Currency Translation	(1)
Ending balance	$ 1,197